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Philotimo Focused Growth and Income Fund
FUND SUMMARY Philotimo Focused Growth and Income Fund
Investment Objective
The Philotimo Focused Growth and Income Fund (the “Fund”) seeks current income and long-term growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment) none
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Philotimo Focused Growth and Income Fund Philotimo Focused Growth and Income Fund
Management Fees	1.00%
Other Expenses	0.60%
Shareholder Services Plan	0.10%
Total Annual Fund Operating Expenses	1.70%
Fee Waivers and/or Expense Reimbursements	(0.20%)	[1]
Total Annual Fund Operating Expenses	1.50%
[1]	The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2023 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of interest, fees pursuant to a shareholder services plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) will not exceed 1.50% of the Fund’s average daily net assets; subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment.

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is reflected in the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Philotimo Focused Growth and Income Fund | Philotimo Focused Growth and Income Fund | USD ($)	153	516	904	1,992

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Since the Fund’s August 20, 2021 inception through the most recent fiscal period ended March 31, 2022, the Fund’s portfolio turnover rate was 117.87% of the average value of its portfolio.

Principal Investment Strategies

The Fund attempts, under normal circumstances, to achieve its investment objective by investing in a unique blend of fixed-income securities, common stocks and other equity securities, including exchange-traded funds (“ETFs”). Kanen Wealth Management, LLC (the “Adviser”) uses a bottom-up, fundamental based proprietary research process emphasizing underfollowed and undervalued companies with strong economics of any capitalization, but with a focus on small-capitalization (“small-cap”) companies, in order for the Fund to capitalize on what the Adviser believes to be the inherent pricing inefficiencies of smaller capitalization securities and generate growth. The focus of the Fund’s investments will be on companies with mispriced securities that nevertheless generate significant free cash flow and benefit from near term catalysts that can unlock value. The Adviser considers securities to be mispriced if they are trading at a value significantly below their peers based on the Adviser’s assessment of the company’s price to book ratio, price to sales ratio and free cash flow, among other factors. Some of these catalysts may include significant changes in a company’s allocation of its existing capital (stock buybacks, spin-offs, mergers or acquisitions), a restructuring of assets, or activism resulting in changes in senior management or significant changes in cost structure.

The Fund’s investments in equity securities may include common stocks, preferred stocks, real estate investment trusts (“REITs”), and securities convertible into common stocks. The Fund will seek growth of capital by investing a significant portion of its assets in non-income producing common stocks. The Fund will also seek to generate current income by investing in income producing equity securities, including dividend paying stocks that the Adviser judges to have favorable dividend yields and growth prospects relative to comparable stocks.

The Fund’s fixed income securities are used to provide current income and capital stability. The Fund may invest in fixed income securities of all types of any maturity including, but not limited to, U.S government and government-related securities, corporate bonds, convertible bonds, and structured notes. The Fund will invest primarily in investment grade fixed income securities, but may invest in non-investment grade fixed income securities.

The proportion of the Fund’s investments held in various fixed income securities will vary depending upon economic trends, changes in the shape of the yield curve, and sector analysis. In selecting fixed income securities, the Adviser will consider factors such as interest rate trends, yield curve analysis, credit ratings, liquidity, maturity, and appreciation potential.

The Fund will be managed as a non-diversified fund and its portfolio will consist of a relatively small number of both equity and fixed-income holdings – generally between 10 and 20 holdings in each asset class. The Fund may invest in, and may shift among, asset classes and market sectors. The Fund’s portfolio is expected to generally be comprised of approximately 75% equity securities and 25% fixed income securities, with approximately 50% of the portfolio invested in a combination of income producing fixed income or equity securities. A security will be sold when it no longer meets the Adviser’s criteria for investment or when a more attractive investment is available.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears directly or indirectly through its investments. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Equity Risk. The Fund is subject to the risk that stock and other equity security prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the price of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Fixed Income Securities Risk. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices.

Call Risk. An issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise.

Liquidity Risk. A limited market for a security may make it difficult for the Fund to sell that security at an advantageous time or price. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds or ETFs may be higher than normal.

Maturity and Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Small-Cap Stock Risk. The earnings and prospects of small-cap companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small-cap companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience. These companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Adviser’s access to information about the companies and the stability of the markets for the companies’ securities.

Cash and Cash Equivalents Risk.  To the extent that the Fund holds large positions in cash or cash equivalents, there is a risk of lower returns and potential lost opportunities to participate in overall market appreciation. See Credit Risk and Interest Rate Risk disclosures below.

Convertible Securities Risk. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable).

Dividend-Paying Securities Risk. Dividend-paying securities are subject to the risk that the company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, the Fund may not only lose the dividend payout but the stock price of the company may fall.

Exchange-Traded Funds Risk.  ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETF and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs may also trade at a discount or premium to their net asset value.

Government Securities Risk. U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, only by the credit of the issuing U.S. Government agency, instrumentality or corporation or otherwise supported by the United States. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government securities held by the Fund or to the Fund’s shares.

Limited History of Operations Risk. The Fund is a new fund with a limited history of operations for investors to evaluate.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Non-Diversification and Focused Portfolio Risk. The Fund may have more volatility and is considered to have more risk than a diversified fund because changes in the value of a single issuer’s security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent that the Fund invests its assets in the securities of fewer issuers, the Fund will be subject to greater risk of loss if any of those securities decrease in value or becomes impaired. To the extent that the Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, the Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category.

Non-Investment Grade Securities Risk. To the extent that the Fund invests in non-investment grade securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Preferred Stock Risk. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk, because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook.

Real Estate Investment Trust Risk. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income.

Sector Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors, though not more than 25% of the value of its net assets will be invested in any one industry or group of industries. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

Structured Note Risk. Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). Structured notes expose the Fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in value of the reference measure. The value or interest rate of a structured note may increase or decrease if the value of the reference measure increases. Similarly, the value of a structured note may increase or decrease if the value of the reference measure decreases. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional fixed income securities.

“Value” Investing Risk.  “Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. “Value” stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, “value” stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Performance Information

Because the Fund does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Updated performance information will be available by calling toll-free at 1-800-673-0550.